Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK GLOBAL ALLOCATION FUND, INC.
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017
Document Creation Date	dei_DocumentCreationDate	Jun. 09, 2017